Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table sets forth information concerning: (1) the compensation of our Principal Executive Officers (“PEOs”) (Mr. Riley – Chairman and Co-Chief Executive Officer and Mr. Kelleher – Co-Chief Executive Officer) and the average compensation for our other Named Executive Officers (“Non-PEO NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2020, 2021 and 2022 and (2) our cumulative total shareholder return (“TSR”), the cumulative TSR of our selected peer group (“Russell 2000 Financials Industry TSR”), Net Income (Loss) and Operating Adjusted EBITDA over such years, in each case determined in accordance with SEC rules:

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Average		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Riley ($)	Summary Compensation Table Total for Mr. Kelleher ($)	Compensation Actually Paid to Mr. Riley ($)(2)	Compensation Actually Paid to Mr. Kelleher ($)(2)	Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Russell 2000 Financials Industry Total Shareholder Return ($)(3)	Net Income (Loss) (millions) ($)	Operating Adjusted EBITDA (millions) ($)(4)
2022	$3,367,249	$6,167,249	$(18,578,276)	$(15,778,276)	$2,654,676	$(6,818,381)	$186.36	$105.20	$(160)	$367
2021	$20,006,437	$19,957,562	$36,817,324	$36,620,649	$8,493,314	$15,852,678	$448.30	$124.45	$445	$422
2020	$3,746,062	$3,720,868	$9,870,335	$9,815,272	$2,405,112	$5,133,907	$186.22	$95.77	$205	$312

(1)	The following individuals are our Named Executive Officers for each fiscal year:

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

(3)	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Financials Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2022.

(4)	Our Board reviews our Operating Adjusted EBITDA on a quarterly basis as a performance measure and in connection with awarding discretionary bonuses to our NEOs in 2022. We define Operating Adjusted EBITDA as Adjusted EBITDA excluding (i) Trading Income (Loss) and Fair Value Adjustments on Loans, (ii) Realized and Unrealized Gains (Losses) on Investments, and (iii) other investment related expenses. This performance measure may not have been the most important financial performance measure for fiscal years 2021, and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		TSR
Named Executive Officers, Footnote [Text Block]
Year	PEO(s)	Non-PEO NEOs

2022	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore, and Alan N. Forman
2021	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore, and Alan N. Forman
2020	Bryant R. Riley and Thomas J. Kelleher	Phillip J. Ahn, Kenneth Young, Andrew Moore, and Alan N. Forman

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,654,676	$ 8,493,314	$ 2,405,112
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]		15,852,678	5,133,907
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2020			2021			2022
Adjustments	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs	Mr. Riley	Mr. Kelleher	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(760,365)	$(760,365)	$(354,837)	$(13,413,655)	$(13,413,655)	$(5,746,895)	$(2,118,490)	$(2,118,490)	$(884,084)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,834,334	$1,834,334	$856,022	$27,235,425	$27,235,425	$11,719,150	$1,439,546	$1,439,546	$600,749
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$742,312	$647,112	$341,382	$1,807,072	$1,807,072	$843,294	$(19,741,776)	$(19,741,776)	$(8,501,668)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$3,812,992	$3,878,323	$1,669,666	$1,182,045	$1,034,245	$543,815	$(1,524,805)	$(1,524,805)	$(688,053)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date	$495,000	$495,000	$216,563	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$6,124,273	$6,094,404	$2,728,796	$16,810,887	$16,663,087	$7,359,364	$(21,945,525)	$(21,945,525)	$(9,473,056)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]		TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Financials Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2022.
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2022.

●	Operating Adjusted EBITDA

●	Total Adjusted EBITDA

Total Shareholder Return Amount		$ 186.36	448.3	186.22
Net Income (Loss)		$ (160,000,000)	$ 445,000,000	$ 205,000,000
Sale of Stock, Price Per Share	[3]	$ 367	$ 422	$ 312
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Adjusted EBITDA
Mr. Riley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,367,249	$ 20,006,437	$ 3,746,062
PEO Actually Paid Compensation Amount	[2]	(18,578,276)	36,817,324	9,870,335
Adjustment to Compensation Amount		(21,945,525)	16,810,887	6,124,273
Mr. Riley [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,118,490)	(13,413,655)	(760,365)
Mr. Riley [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,439,546	27,235,425	1,834,334
Mr. Riley [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(19,741,776)	1,807,072	742,312
Mr. Riley [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,524,805)	1,182,045	3,812,992
Mr. Riley [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Mr. Riley [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	495,000
Mr. Kelleher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,167,249	19,957,562	3,720,868
PEO Actually Paid Compensation Amount	[2]	(15,778,276)	36,620,649	9,815,272
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	(6,818,381)
Adjustment to Compensation Amount		(21,945,525)	16,663,087	6,094,404
Mr. Kelleher [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,118,490)	(13,413,655)	(760,365)
Mr. Kelleher [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,439,546	27,235,425	1,834,334
Mr. Kelleher [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(19,741,776)	1,807,072	647,112
Mr. Kelleher [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,524,805)	1,034,245	3,878,323
Mr. Kelleher [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Mr. Kelleher [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	495,000
Russell 2000 Financials Industry [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	[4]	$ 105.2	$ 124.45	$ 95.77
PEO(s) [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Bryant R. Riley and Thomas J. Kelleher	Bryant R. Riley and Thomas J. Kelleher	Bryant R. Riley and Thomas J. Kelleher
Average Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (9,473,056)	$ 7,359,364	$ 2,728,796
Average Non-PEO NEOs [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(884,084)	(5,746,895)	(354,837)
Average Non-PEO NEOs [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		600,749	11,719,150	856,022
Average Non-PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,501,668)	843,294	341,382
Average Non-PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(688,053)	543,815	1,669,666
Average Non-PEO NEOs [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Average Non-PEO NEOs [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY upon Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 216,563

[1]	The following individuals are our Named Executive Officers for each fiscal year:
[2]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:
[3]
(4)	Our Board reviews our Operating Adjusted EBITDA on a quarterly basis as a performance measure and in connection with awarding discretionary bonuses to our NEOs in 2022. We define Operating Adjusted EBITDA as Adjusted EBITDA excluding (i) Trading Income (Loss) and Fair Value Adjustments on Loans, (ii) Realized and Unrealized Gains (Losses) on Investments, and (iii) other investment related expenses. This performance measure may not have been the most important financial performance measure for fiscal years 2021, and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

[4]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Financials Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2022.